Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 2,015,982	$ 5,408,523	$ 9,244,006
Accounts receivable	769,723	1,218,043	468,949
Inventory, net	1,644,095	1,807,895	1,965,039
Prepaid expenses and other current assets	258,801	97,249	29,220
Total current assets	4,688,601	8,531,710	11,707,214
Property and equipment, net	539,747	440,606	482,970
Software license inventory	976,900	937,100	910,000
Other assets	238,210	193,386	285,498
Total assets	6,443,458	10,102,802	13,385,682
Current liabilities:
Accounts payable	1,097,503	697,807	997,090
Accrued compensation	516,913	557,784	323,644
Other accrued liabilities	718,223	1,398,707	1,297,712
Derivative liabilities	1,085,414	658,286	2,198,162
Deferred product and service revenues	222,637	116,009	102,710
Senior secured note payable, net of unamortized discount of $64,835 at December 31, 2015		4,224,609
Total current liabilities	3,640,690	7,653,202	4,919,318
Accrued interest	715,125	542,500	876,025
Senior note payable, net of unamortized discount of $271,306 at December 31, 2014	2,000,000		4,018,139
Total liabilities	10,408,082	12,083,941	13,486,012
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.01 par value; 200,000,000 shares authorized at March 31, 2016 and December 31, 2015 and 100,000,000 shares authorized at December 31, 2014, respectively; 2,401,401, 2,284,537 and 1,871,060 shares issued and outstanding at June 30, 2016, December 31, 2015 and 2014, respectively	24,014	22,845	18,710
Additional paid-in capital	85,636,016	83,722,596	77,158,294
Accumulated deficit	(89,624,654)	(85,726,580)	(77,277,334)
Total stockholders' deficit	(3,964,624)	(1,981,139)	(100,330)
Total liabilities and stockholders' deficit	6,443,458	10,102,802	13,385,682
12% Junior Secured Notes Payable 2014 [Member]
Current liabilities:
Junior secured notes payable	3,480,056	3,423,469	3,355,701
Junior Secured Notes Payable 2010 [Member]
Current liabilities:
Junior secured notes payable	$ 572,211	$ 464,770	$ 316,829